Common shares (Details) - USD ($) $ / shares in Units, $ in Millions	4 Months Ended	12 Months Ended
	Jun. 17, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Equity [Abstract]
Common shares, par value (in dollars per share)		$ 0.10	$ 0.10	$ 0.10
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares		100,234,973
Common stock, value issued		$ 10
RSU share issuance (in shares)	149,462	149,462
Ending balance, shares		100,384,435
Common stock, value issued		$ 10